Document and Entity Information	Sep. 13, 2019
Cover [Abstract]
Entity Registrant Name	WHITING PETROLEUM CORP
Amendment Flag	false
Entity Central Index Key	0001255474
Document Type	8-K
Document Period End Date	Sep. 13, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-31899
Entity Tax Identification Number	20-0098515
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80290-2300
City Area Code	(303)
Local Phone Number	837-1661
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	WLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false